COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Disclosure of future minimum purchase obligations under arrangements
Future minimum purchase obligations under these supplier and sponsorship arrangements at December 31, 2024 were as follows:

	At December 31, 2024
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	112,488	55,811	45,630	—	213,929